Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Accumulated Other Comprehensive Loss [Line Items]
Early redemption of investment in marketable debt securities			$ 414
Before tax amount [Member]
Schedule of Accumulated Other Comprehensive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning	$ (23,364)		(496)
Early redemption of investment in marketable debt securities			496
Foreign currency translation adjustments	35,117	(23,364)
Unrealized loss on investment in marketable debt securities, balance at ending	11,753	(23,364)
Income tax (expense) or benefit [Member]
Schedule of Accumulated Other Comprehensive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning			82
Early redemption of investment in marketable debt securities			(82)
Foreign currency translation adjustments
Unrealized loss on investment in marketable debt securities, balance at ending
Net-of-tax [Member]
Schedule of Accumulated Other Comprehensive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning	(23,364)		(414)
Early redemption of investment in marketable debt securities			414
Foreign currency translation adjustments	35,117	(23,364)
Unrealized loss on investment in marketable debt securities, balance at ending	11,753	(23,364)
Total [Member]
Schedule of Accumulated Other Comprehensive Loss [Line Items]
Unrealized loss on investment in marketable debt securities, balance at beginning	(23,364)		(414)
Early redemption of investment in marketable debt securities			414
Foreign currency translation adjustments	35,117	(23,364)
Unrealized loss on investment in marketable debt securities, balance at ending	$ 11,753	$ (23,364)